Trade accounts payable and others (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Trade Accounts Payable and Others [Abstract]
Trade accounts payable	R$ 63,959	R$ 48,518
Taxes payable	7,443	6,142
Dividends payable	42,060	30,008
Advances to customers	5,707	21,201
Other liabilities	34	576
Total current	119,203	106,445
Taxes payable	19,451	11,298
Total noncurrent	R$ 19,451	R$ 11,298